ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 1,839,894	$ 263,101	¥ 1,526,275
Allowance for credit losses	(99,422)	(14,217)	(57,612)	$ (8,238)	¥ (24,743)	¥ (47,962)
Accounts receivable, net	¥ 1,740,472	$ 248,884	¥ 1,468,663